Related party disclosures - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 26, 2022	Mar. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of additional voting equity interests acquired	0.20%
Sanity Group GmbH
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value total				£ 32
Acquisition percentage				16.00%
Steady State LLC
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value total	£ 4
Associates and JVs
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends paid by the associate	£ 438	£ 392	£ 394
Hrvatski Duhani D D Tobacco Leaf Processing
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value total		£ 1
Acquisition percentage	3.30%	2.70%
Payment to acquire NCI	£ 1	£ 1
Samfruit
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value total	£ 1	£ 1	£ 5
Samfruit | Uzbekistan
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest in associates	45.40%	42.61%	38.63%
Brascuba Cigarrillos S.A
Disclosure Of Transactions Between Related Parties [Line Items]
Payment to match contributions made by non-controlling interests		£ 6	£ 17
Bentoel
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value total	£ 4
Organigram
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage					19.90%